Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Schedule of Estimated Useful Lives of Property, Plant and Equipment

The estimated useful life for the current period and comparative periods is as follows:

In Years

Land development, roads and structures	15-30
Facilities, machinery and equipment (1)	8-25
Dams and ponds (2)	20-40
Heavy mechanical equipment, train cars and tanks	5-15
Office furniture and equipment, motor vehicles, computer equipment and other	3-10
                      Mainly 25 years
                      Mainly 40 years

Schedule of Estimated Useful Lives of Intangible Assets

The estimated useful life for the current period and comparative periods is as follows:

In Years

Concessions – over the balance of the concession granted to the companies
Software costs	3-10
Trademarks	15-20
Customer relationships	15-25
Agreements with suppliers and non-competition agreement	10-15
Patents	7-20